Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of supplemental cash flow information
	Years ended December 31
	2021	2020
Accounts receivable	$505	$(582)
Prepaid expenses and deposits	260	(242)
Accounts payable and accrued liabilities	(499)	(72)
Changes in non-cash working capital	$266	$(896)

Disclosure of operating activities
	Years ended December 31
	2021	2020
Income taxes refunded (note 5d)	$3,835	$-